SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,517,000	$ 271,000
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	5,517,000	271,000
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	2,000,000	19,198,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	0	0
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	90,000	10,595,533
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	$ 0	$ 0